Long-Lived Assets and Goodwill (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Long-Lived Assets and Goodwill (Textual)
Amortization expense of intangible assets	$ 2,621,315	$ 2,243,135	$ 7,847,434	$ 4,614,131